Standardized measure of Discounted Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 37,970
Future production costs	(17,058)
Future development costs	(1,127)
Future income tax expense	(8,374)
Future net cash flows (undiscounted)	11,411
Annual discount of 10%	(4,959)
Standardized measure of future net cash flows	$ 6,452